CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (28,476)	$ (125,433)	$ 7,798
Adjustments to reconcile net (loss) income to cash provided by operating activities
Depreciation and amortization	22,007	21,809	23,255
Restructuring and other exit costs	4,278	5,198	1,733
Pension and postretirement benefit cost	41,471	37,520	2,131
Deferred tax expense	53	91,330	4,955
Other	3,361	2,053	4,483
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts and notes receivable	9,221	8,607	(14,504)
Inventories	4,541	5,239	8,253
Restructuring payments	(8,567)	(1,227)	(5,409)
Accounts payable and other current liabilities	(1,310)	(6,670)	5,912
Pension and postretirement contributions and payments	(27,280)	(28,734)	(27,801)
Deferred compensation payments	(2,838)	(606)	(2,415)
Other assets and liabilities	2,055	4,169	3,397
Net cash provided by operating activities	18,516	13,255	11,788
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to plant and equipment	(5,972)	(14,186)	(8,403)
Proceeds from sale of equipment	134	1,845	359
Acquisitions, net of cash received	0	(4,905)	(2,464)
Net cash used in investing activities	(5,838)	(17,246)	(10,508)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in borrowings under revolving credit facility	(8,760)	12,661	4,019
Principal payments on long-term debt	(2,483)	(1,721)	(1,477)
Dividends paid	(1,502)	(5,836)	(5,807)
Other	(613)	105	153
Net cash (used in) provided by financing activities	(13,358)	5,209	(3,112)
Effect of exchange rate changes on cash	123	(180)	(41)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(557)	1,038	(1,873)
Cash and cash equivalents at beginning of year	1,569	531	2,404
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,012	1,569	531
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	2,704	2,461	2,132
Income taxes	101	184	(1,010)
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Capital leases	144	7,287	4,384
Acquisition financing	0	1,276	0
Loan payable recorded for professional services	$ 0	$ 0	$ 1,598